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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         R R Partners LP
Address:      c/o East Side Capital Corp.
              888 Seventh Avenue
              New York, N.Y. 10106

Form 13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David Rasiel
Title:        Principal
Phone:        212-333-9716

Signature, Place, and Date of Signing:


/s/ David Rasiel                  New York, New York          May 17, 2004
----------------------            ------------------          -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                        ----------
Form 13F Information Table Entry Total:                         34
                                                        ----------
Form 13F Information Table Value Total:                 $  513,206
                                                        ----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                               RR Capital LP
                                         Form 13F Information Table
                                         Quarter Ended March 31, 2004

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
NAME OF                           TITLE     CUSIP     VALUE     SHRS OR      SHRS/ PUT/ INVESTMENT OTHER
ISSUER                            OF CLASS            (x$1,000) PRN AMT      PRN   CALL DISCRETION MANAGERS SOLE      SHARED NONE
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ADVANCED MEDICAL OPTICS INC       COM       00763M108    15,394      630,900  SH         SOLE                 630,900
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ANTHEM INC                        COM       03674B104    65,798      725,922  SH         SOLE                 725,922
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
APACHE CORP                       COM       037411105    39,214      908,368  SH         SOLE                 908,368
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ARROW ELECTRS INC                 COM       042735100     6,373      250,300  SH         SOLE                 250,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
AVNET INC                         COM       053807103     8,559      349,500  SH         SOLE                 349,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
BROOKFIELD HOMES CORP             COM       112723101    35,430    1,009,700  SH         SOLE               1,009,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
CYPRESS SEMICONDUCTOR CORP        COM       232806109     4,927      240,700  SH         SOLE                 240,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
DELTIC TIMBER CORP                COM       247850100     5,748      162,000  SH         SOLE                 162,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
D R HORTON INC                    COM       23331A109     7,972      225,000  SH         SOLE                 225,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ENPRO INDS INC                    COM       29355X107    11,034      583,200  SH         SOLE                 583,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
FIRSTENERGY CORP                  COM       337932107    15,835      405,200  SH         SOLE                 405,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
GOLDEN WEST FINL CORP DEL         COM       381317106    20,095      179,500  SH         SOLE                 179,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
INTEGRATED DEVICE TECHNOLOGY      COM       459902102     7,445      496,300  SH         SOLE                 496,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
INTERNATIONAL GAME TECHNOLOG      COM       458118106    27,372      608,800  SH         SOLE                 608,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
JOHNSON CTLS INC                  COM       478366107    17,319      292,800  SH         SOLE                 292,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LABORATORY CRP OF AMER HLDGS      COM NEW   50540R409    14,263      363,400  SH         SOLE                 363,400
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LEAR CORP                         COM       521865105     1,444       23,300  SH         SOLE                  23,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LENNAR CORP                       CL A      526057104     5,500      101,800  SH         SOLE                 101,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LENNAR CORP                       CL B      526057302     1,078       21,180  SH         SOLE                  21,180
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LIZ CLAIBORNE INC                 COM       539320101    15,344      418,200  SH         SOLE                 418,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LNR PPTY CORP                     COM       501940100    18,580      347,100  SH         SOLE                 347,100
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MAGNA INTL INC                    CL A      559222401     6,930       87,500  SH         SOLE                  87,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------

                                              R R Capital LP
                                         Form 13F Information Table
                                         Quarter Ended March 31, 2004

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
NAME OF                           TITLE     CUSIP     VALUE     SHRS OR      SHRS/ PUT/ INVESTMENT OTHER
ISSUER                            OF CLASS            (x$1,000) PRN AMT      PRN   CALL DISCRETION MANAGERS SOLE      SHARED NONE
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MEDCO HEALTH SOLUTIONS INC        COM       58405U102    11,315      332,800  SH         SOLE                 332,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
METLIFE INC                       COM       59156R108     1,427       40,000  SH         SOLE                  40,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MI DEVS INC                       CL A SUB  55304X104     4,171      148,950  SH         SOLE                 148,950
                                  VTG
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
PIPER JAFFRAY COS                 COM       724078100    30,719      567,200  SH         SOLE                 567,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
QUEST DIAGNOSTICS INC             COM       74834L100    31,161      376,200  SH         SOLE                 376,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SHAW COMMUNICATIONS INC           CL B CONV 82028K200     4,246      260,000  SH         SOLE                 260,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SHERWIN WILLIAMS CO               COM       824348106     2,421       63,000  SH         SOLE                  63,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SKYWEST INC                       COM       830879102     2,641      136,700  SH         SOLE                 136,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
STANCORP FINL GROUP INC           COM       852891100    24,084      369,100  SH         SOLE                 369,100
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
STEWART ENTERPRISES               CL A      860370105     4,444      611,300  SH         SOLE                 611,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
WELLPOINT HEALTH NETWORK NEW      COM       94973H108    42,759      376,000  SH         SOLE                 376,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
XCEL ENERGY INC                   COM       98389B100     2,164      121,500  SH         SOLE                 121,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
                                                     $  513,206

REPORT SUMMARY: 34 DATA RECORDS
                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED